Investment Objectives and Goals	Feb. 04, 2026
Reckoner Yield Enhanced AAA CLO Annual ETF
Prospectus [Line Items]
Risk/Return [Heading]	Reckoner Yield Enhanced AAA CLO Annual ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Reckoner Yield Enhanced AAA CLO Annual ETF (the “Fund” or “RAAY”) seeks total return, while seeking to make only one dividend or distribution payment per annum.
Reckoner Yield Enhanced AAA CLO Reinvesting ETF
Prospectus [Line Items]
Risk/Return [Heading]	Reckoner Yield Enhanced AAA CLO Reinvesting ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Reckoner Yield Enhanced AAA CLO Reinvesting ETF (the “Fund” or “RAAR”) seeks total return, while seeking to minimize making dividend or distribution payments.
Reckoner BBB-B CLO Annual ETF
Prospectus [Line Items]
Risk/Return [Heading]	Reckoner BBB-B CLO Annual ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Reckoner BBB-B CLO Annual ETF (the “Fund” or “RCLY”) seeks total return, while seeking to make only one dividend or distribution payment per annum.
Reckoner BBB-B CLO Reinvesting ETF
Prospectus [Line Items]
Risk/Return [Heading]	Reckoner BBB-B CLO Reinvesting ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Reckoner BBB-B CLO Reinvesting ETF (the “Fund” or “RCLR”) seeks total return, while seeking to minimize making dividend or distribution payments.